INVENTORIES	12 Months Ended
Mar. 31, 2018
Classes of current inventories [abstract]
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	March 31, 2018	March 31, 2017
Direct smelting ore and stockpile ore	$1,071	$833
Concentrate inventory	5,513	4,853
Total stockpile and concentrate	6,584	5,686
Material and supplies	4,434	3,024
	$11,018	$8,710

The amount of inventories recognized as expense during the years ended March 31, 2018 was $77,391 (year ended March 31, 2017 - $71,508).